Note 18 - Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Disclosure of detailed information about current trade receivables [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
Current accounts	1,017,663	1,387,494
Receivables from related parties	4,161	9,448
	1,021,824	1,396,942
Allowance for doubtful accounts, see note 24 (i)	(53,676)	(48,782)
	968,148	1,348,160

Disclosure if detailed information about the aging of trade receivables [text block]
(all amounts in thousands of U.S. dollars)	Trade Receivables	Not Due	Past due
			1 - 180 days	> 180 days
At December 31, 2020
Guaranteed	191,514	170,796	18,778	1,940
Not guaranteed	830,310	655,132	116,802	58,376
Guaranteed and not guaranteed	1,021,824	825,928	135,580	60,316
Expected loss rate	0.07%	0.04%	0.23%	0.72%
Allowances for doubtful accounts	(721)	(321)	(331)	(69)
Nominative allowances for doubtful accounts	(52,955)	(718)	(1,011)	(51,226)
Net Value	968,148	824,889	134,238	9,021

(all amounts in thousands of U.S. dollars)	Trade Receivables	Not Due	Past due
			1 - 180 days	> 180 days
At December 31, 2019
Guaranteed	234,427	205,764	26,899	1,764
Not guaranteed	1,162,515	948,449	157,960	56,106
Guaranteed and not guaranteed	1,396,942	1,154,213	184,859	57,870
Expected loss rate	0.09%	0.04%	0.24%	0.57%
Allowances for doubtful accounts	(1,294)	(529)	(455)	(310)
Nominative allowances for doubtful accounts	(47,488)	-	(1,922)	(45,566)
Net Value	1,348,160	1,153,684	182,482	11,994